Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Analysis Of Expected Recognition of CSM (Details) - Insurance contracts - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	$ (197,996,207)	$ (133,490,517)
1
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(20,050,094)	(13,175,946)
2
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(19,547,302)	(12,713,319)
3
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(17,422,050)	(11,208,033)
4
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(15,569,560)	(9,961,188)
5
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(13,926,254)	(8,911,095)
6–10
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(49,976,876)	(32,345,188)
>10
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	$ (61,504,071)	$ (45,175,748)